Nature and extent of risk arising from financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitments – principal repayments
Debentures (Note 13)	$ 38,266	$ 39,794
2023 [Member]
Commitments - operational
Lease payments	1,297
Accounts payable	5,686
Accruals and other	15,296
Interest – Credit facility (Note 12)	5,689
Interest – Debentures (Note 13)	2,886
Total commitments - operational	30,854
Commitments – principal repayments
Debentures (Note 13)	2,215
Total Commitments Principal Repayments	2,215
Total contractual obligations	33,069
2024 [Member]
Commitments - operational
Lease payments	1,206
Interest – Credit facility (Note 12)	5,689
Interest – Debentures (Note 13)	2,743
Total commitments - operational	9,638
Commitments – principal repayments
Debentures (Note 13)	2,358
Total Commitments Principal Repayments	2,358
Total contractual obligations	11,996
2025 [Member]
Commitments - operational
Lease payments	1,240
Interest – Credit facility (Note 12)	2,845
Interest – Debentures (Note 13)	1,953
Total commitments - operational	6,038
Commitments – principal repayments
Credit facility (Note 12)	46,180
Debentures (Note 13)	35,085
Total Commitments Principal Repayments	81,265
Total contractual obligations	87,303
2026 [Member]
Commitments - operational
Lease payments	1,255
Total commitments - operational	1,255
Commitments – principal repayments
Total Commitments Principal Repayments	0
Total contractual obligations	1,255
2027 [Member]
Commitments - operational
Lease payments	789
Total commitments - operational	789
Commitments – principal repayments
Total contractual obligations	789
Thereafter [Member]
Commitments - operational
Lease payments	683
Total commitments - operational	683
Commitments – principal repayments
Total contractual obligations	$ 683